Document and Entity Information	Jan. 21, 2025
Cover [Abstract]
Entity Incorporation State Country Code	DE
Amendment Flag	false
Entity Central Index Key	0001674760
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jan. 21, 2025
Entity Registrant Name	Silver Capital Holdings LLC
Entity File Number	814-01215
Entity Tax Identification Number	81-3233378
Entity Address, Address Line One	200 West Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10282
City Area Code	312
Local Phone Number	655-4419
Entity Information, Former Legal or Registered Name	Goldman Sachs Private Middle Market Credit LLC
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true